Subsequent Events (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 23, 2017	Mar. 31, 2017	Dec. 31, 2016
Backstop agreement			On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment at a net rate of $35.0 per day for the Nave Celeste, $38.4 per day for the Shinyo Ocean and $38.0 per day for the Shinyo Kannika. The backstop rates apply for a two-year period as of the redelivery of each of the vessels from its original charterer, if the actual rates achieved are below the agreed backstop rates for each of the vessels. Please see Note 16: Subsequent Events.
Minimum | Nave Celeste
Daily Charter Out Rate			$ 35,000
Minimum | Shinyo Ocean
Daily Charter Out Rate			38,400
Minimum | Shinyo Kannika
Daily Charter Out Rate			$ 38,025
Subsequent Event
Backstop agreement		Following the expiration of their charter contracts and the redelivery of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika in the first quarter of 2017, Navios Midstream has entered into new charter contracts for the above vessels with third parties. Those contracts provide for index linked charter rates or pool earnings as the case may be. Navios Acquisition has agreed to provide backstop commitments for a two-year period as of the redelivery of each of the vessels at a net rate of $35.0 per day for the Nave Celeste, $38.4 per day for the Shinyo Ocean and $38.0 per day for the Shinyo Kannika, if the actual rates achieved are below the agreed backstop rates for each of the vessels.
Subsequent Event | Minimum | Nave Celeste
Daily Charter Out Rate		$ 35,000
Subsequent Event | Minimum | Shinyo Ocean
Daily Charter Out Rate		38,400
Subsequent Event | Minimum | Shinyo Kannika
Daily Charter Out Rate		$ 38,000
Subsequent Event | Installment 4 - FY 2016
Declaration date	Jan. 23, 2017
Payment date	Feb. 14, 2017
Dividends payable date of record	Feb. 09, 2017
Quarterly cash distribution declared per unit	$ 0.4225
Distribution Made To Limited Partner Cash Distributions Paid | $	$ 9,019,000